Goodwill and Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012
Customer lists and other	$ 120	$ 127	$ 122
Customer lists and other, accumulated amortization	85	86	75
Customer Lists
Customer lists and other		124	120
Customer lists and other, accumulated amortization		85	74
Other Intangible Assets
Customer lists and other		3	2
Customer lists and other, accumulated amortization		$ 1	$ 1